Current assets - receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets - receivables [Abstract]
Other debtors	$ 359	$ 160
Prepayments	110	348
Total current receivables	$ 469	$ 508